SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment, net (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Plant and buildings | Minimum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	6 years	6 years
Plant and buildings | Maximum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	20 years	20 years
Machinery and equipment | Minimum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	5 years	5 years
Machinery and equipment | Maximum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	10 years	10 years
Furniture and fixtures | Minimum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	3 years	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	7 years	7 years
Motor vehicles | Minimum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	4 years	4 years
Motor vehicles | Maximum
Property, Plant and Equipment, net
Estimated useful life of property, plant and equipment	5 years	5 years